UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05809

Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Municipal Fund, Inc. (NPP)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1% (0.1% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$ 1,435	5.625%, 2/01/22 – FGIC Insured	2/10 at 100.00	Caa3	$ 520,030
1,505	5.375%, 2/01/27 – FGIC Insured	2/10 at 100.00	Caa3	543,636
2,940	Total Alabama			1,063,666
	Alaska – 0.2% (0.1% of Total Investments)
2,440	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,647,610
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.4% (0.9% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,108,190
	(Pre-refunded 7/01/12)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
	Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,674,346
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,291,018
11,420	Total Arizona			12,073,554
	Arkansas – 0.4% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	N/R	2,746,858
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	885,470
	Series 2005A, 5.000%, 2/01/35
6,080	Total Arkansas			3,632,328
	California – 15.4% (10.3% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	2,743,755
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	6,173,530
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,511,200
3,175	5.375%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,536,442
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	3,163,066
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	4,622,650
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	6,707,400
2,380	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,281,397
	Institutes, Series 2001, 5.250%, 10/01/34
3,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,369,450
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A–	4,613,750
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A–	7,364,858
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A–	14,274,240
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	4,203,600
	2006C, 0.000%, 8/01/32 – AGM Insured
1,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,036,095
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	6,226,400
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	11,734,700
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	3,489,189
	6.500%,11/01/39
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	6/10 at 100.00	N/R (4)	1,111,070
	5.125%, 12/01/23 – AMBAC Insured (ETM)
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	15,318,071
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured
4,020	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	4,021,568
	Bonds, Series 1991A, 7.150%, 2/01/10 (ETM)
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	AAA	3,095,249
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	2,228,830
	Tender Option Bond Trust 3504, 19.428%, 8/01/39 (IF)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	2,012,280
	International Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 – FGIC Insured
3,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	367,590
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
2,790	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,578,937
	Bonds, Series 2005A-1, 4.750%, 6/01/23
13,780	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/11 at 103.00	AA–	15,488,582
	Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – NPFG Insured
144,350	Total California			136,273,899
	Colorado – 8.1% (5.4% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	5,638,554
	5.000%, 12/15/24 – AGM Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	2,935,110
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured
7,660	Colorado Health Facilities Authority, Revenue Refunding and Improvement Bonds, Boulder	10/10 at 100.00	A2	7,664,596
	Community Hospital, Series 1994B, 5.875%, 10/01/23 – NPFG Insured
5,860	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	6,285,495
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	4,692,420
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
20,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	22,687,999
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
12,855	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	6,392,534
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
15,700	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	3,497,018
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	6,886,642
18,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	3,135,935
	NPFG Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	818,775
	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,330	University of Colorado Hospital Authority, Revenue Bonds, Series 1999A, 5.000%, 11/15/29 –	5/10 at 101.00	A3	1,264,138
	AMBAC Insured
128,520	Total Colorado			71,899,216
	District of Columbia – 1.1% (0.7% of Total Investments)
4,870	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	4,888,993
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A	4,764,700
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
9,870	Total District of Columbia			9,653,693
	Florida – 8.1% (5.4% of Total Investments)
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,550,763
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,811,480
5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	Aa1	6,016,030
	Group, Series 2003A, 5.250%, 11/15/14
2,050	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	7/10 at 100.00	AAA	2,051,927
	1/01/22 – AGM Insured (Alternative Minimum Tax)
4,990	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	4,887,156
	7/01/37 (Alternative Minimum Tax)
10,050	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay	6/10 at 101.00	AAA	10,303,160
	Refunding Bonds, Series 2000D, 5.750%, 6/01/22
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	7,315,140
	Series 2003A, 5.250%, 10/01/17 – NPFG Insured (Alternative Minimum Tax)
10,000	JEA, Florida, Electric System Revenue Bonds, 5.000%, 10/01/41 – AGM Insured (UB)	4/15 at 100.00	AAA	10,085,400
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/10 at 100.00	BB+	10,753,118
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,588,144
	Country Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 – AGM Insured (Alternative
	Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	3,233,790
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	4,980,750
	2010A-1, 5.375%, 10/01/41
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	N/R	1,557,778
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
4,500	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	3,913,335
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
70,760	Total Florida			71,047,971
	Georgia – 0.8% (0.6% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A	5,250,150
	FGIC Insured
2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	A	2,007,760
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – NPFG Insured (Alternative Minimum Tax)
7,000	Total Georgia			7,257,910
	Idaho – 0.1% (0.0% of Total Investments)
290	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	7/10 at 100.00	Aa3	295,983
	7/01/14 (Alternative Minimum Tax)
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	7/10 at 100.00	Aa2	283,154
	7/01/25 (Alternative Minimum Tax)
565	Total Idaho			579,137
	Illinois – 24.6% (16.3% of Total Investments)
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	6,416,500
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	6,047,100
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	19,764,925
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	18,974,083
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/10 at 100.00	A	9,245,267
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,647,018
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	5,902,080
15,285	0.000%, 11/01/19	No Opt. Call	AAA	10,666,484
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,554,870
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	8/18 at 100.00	AAA	1,972,180
	5.250%, 8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	5,380,216
	Trust 1137, 9.306%, 7/01/46 (IF)
3,000	Illinois Finance Authority, Revenue Bonds, MeMmorial Health System, Series 2009,	No Opt. Call	A+	2,960,280
	5.500%, 4/01/34
1,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	1,016,200
2,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	2,014,540
	Centers, Series 2008A, 6.000%, 8/15/23
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,498,016
	Health System, Series 2003, 5.150%, 2/15/37
1,180	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	1,182,844
	5.750%, 7/01/29
3,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,522,330
	6.000%, 7/01/33
4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX Inc., Series 2000,	8/10 at 102.00	Aaa	4,697,523
	6.250%, 8/20/35
2,225	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	2/10 at 101.00	BBB	2,249,764
	Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 8/15/11)
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AA–	3,464,123
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured
6,000	McHenry County Conservation District, Illinois, General Obligation Bonds, Series 2001A,	2/11 at 100.00	Aa1 (4)	6,319,560
	5.625%, 2/01/21 (Pre-refunded 2/01/11) – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	5,044,300
	Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	14,271,320
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	A	6,248,650
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	A	9,645,231
23,550	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	A	12,008,616
13,000	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	A	5,799,170
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,698,638
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	6,146,174
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	20,711,608
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
6,090	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A,	4/10 at 102.00	AAA	6,218,986
	6.450%, 10/01/29
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	5,356,400
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
285,505	Total Illinois			216,644,996
	Indiana – 5.6% (3.7% of Total Investments)
2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	7/11 at 100.00	A	2,591,578
	2001, 5.250%, 7/15/18 – AMBAC Insured
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,555,670
	System, Series 2006, 5.250%, 8/01/36
14,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	A+ (4)	14,609,280
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	746,430
	Group, Series 2006B, 5.000%, 2/15/23
2,210	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,537,898
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	7/10 at 100.00	A (4)	4,336,718
	Group, Series 1997, 5.250%, 7/01/22 – MBIA Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	2,877,630
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	1,779,380
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
1,285	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	1,340,718
6,715	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	7,006,162
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	Aa1	3,360,883
1,000	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	6/11 at 100.00	A	1,007,600
	Rental Revenue Refunding Senior Bonds, Series 2001A, 5.000%, 6/01/21 – NPFG Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,414,064
	Series 2005, 4.375%, 7/15/26 – NPFG Insured
1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AA+	1,886,436
	5.000%, 7/15/25 – NPFG Insured
48,045	Total Indiana			49,050,447
	Iowa – 2.4% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,258,170
	5.500%, 7/01/21
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	BBB	3,694,200
4,365	5.500%, 6/01/42	6/15 at 100.00	BBB	3,201,640
5,400	5.625%, 6/01/46	6/15 at 100.00	BBB	4,007,070
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	4,027,950
	5.600%, 6/01/34
5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	5,376,450
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
25,765	Total Iowa			21,565,480
	Kansas – 1.5% (1.0% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,112,832
5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,817,734
	2000, 3.500%, 9/01/17
3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	3,229,632
	4.000%, 9/01/21 – AGM Insured
12,780	Total Kansas			13,160,198
	Louisiana – 3.2% (2.1% of Total Investments)
600	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	4/10 at 101.00	Aaa	600,510
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	A1	4,196,680
	NPFG Insured
4,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	4,600,338
	2004, 5.250%, 7/01/33 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
10,000	5.500%, 5/15/30	5/11 at 101.00	BBB	10,011,500
9,180	5.875%, 5/15/39	5/11 at 101.00	BBB	8,648,662
28,430	Total Louisiana			28,057,690
	Maine – 0.6% (0.4% of Total Investments)
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/13 at 100.00	AAA	5,743,786
	Maryland – 1.4% (0.9% of Total Investments)
7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	7,776,202
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
4,380	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	4,768,681
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
12,100	Total Maryland			12,544,883
	Massachusetts – 6.2% (4.2% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	2/12 at 100.00	A	3,978,720
5,625	5.125%, 2/01/34 – NPFG Insured	2/12 at 100.00	A	5,410,913
900	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	6/10 at 100.50	AA	911,070
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	8,953,313
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	457,780
	Series 2008E-1, 5.125%, 7/01/38
1,530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health	7/10 at 100.00	A2	1,373,833
	System Obligated Group, Series 1998A, 4.750%, 7/01/27 – NPFG Insured
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/10 at 101.00	BBB	5,412,709
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
13,675	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/10 at 100.00	A	13,299,758
	1997A, 5.000%, 1/01/37 – NPFG Insured
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	AA (4)	991,789
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA (4)	1,403,780
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA (4)	4,188,970
8,500	Route 3 North Transportation Improvements Association, Massachusetts, Lease Revenue Bonds,	6/10 at 100.00	A (4)	8,667,450
	Series 2000, 5.375%, 6/15/33 (Pre-refunded 6/15/10) – MBIA Insured
55,095	Total Massachusetts			55,050,085
	Michigan – 5.1% (3.4% of Total Investments)
6,155	Birmingham City School District, Oakland County, Michigan, School Building and Site Bonds,	5/10 at 100.00	AAA	6,201,716
	Series 1998, 4.750%, 11/01/24 – AGM Insured
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	4,564,100
	7/01/35 – NPFG Insured
1,430	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,451,450
	5.000%, 10/15/24
70	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	A+ (4)	75,209
	10/15/24 (Pre-refunded 10/15/11)
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	A+	5,041,700
	5.000%, 10/15/29 – NPFG Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	8,048,986
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
3,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	3/10 at 102.00	A	2,996,280
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,818,902
	Series 2008A, 6.875%, 6/01/42
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds,	8/19 at 100.00	A1	2,598,350
	William Beaumont Hospital Obligated Group, Series 2009W, 6.375%, 8/01/29
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,337,554
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	6/10 at 100.50	A	10,056,700
	Series 1998A, 5.375%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
44,470	Total Michigan			45,190,947
	Minnesota – 2.8% (1.9% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,134,220
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
18,075	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	21,627,279
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
21,075	Total Minnesota			24,761,499
	Mississippi – 1.4% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/10 at 100.00	BBB	9,749,318
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,542,221
	Healthcare, Series 2004, 5.000%, 9/01/24 (UB)
12,225	Total Mississippi			12,291,539
	Missouri – 1.7% (1.1% of Total Investments)
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	6,836,855
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,932,822
	2003, 5.250%, 5/15/18
3,815	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA– (4)	4,097,348
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,017,200
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
14,010	Total Missouri			14,884,225
	Montana – 0.5% (0.3% of Total Investments)
415	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	6/10 at 100.00	AA+	422,437
	(Alternative Minimum Tax)
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	6/10 at 100.50	A2	4,122,693
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)
5,210	Total Montana			4,545,130
	Nebraska – 0.1% (0.1% of Total Investments)
895	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E,	9/10 at 100.00	AAA	932,134
	5.850%, 9/01/20 (Alternative Minimum Tax)
	Nevada – 5.4% (3.6% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	12,106,085
	(Pre-refunded 6/15/12) – NPFG Insured
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	23,641,171
	International Airport, Series 2010A, 5.250%, 7/01/42 (WI/DD, Settling 2/03/10)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,500	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	Caa2	688,240
2,780	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	Caa2	351,336
6,980	5.375%, 1/01/40 – AMBAC Insured	7/10 at 100.00	Caa2	2,908,357
5,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	4,911,450
	5.250%, 7/01/31
2,500	Reno, Nevada, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.719%,	7/17 at 100.00	AA+	2,696,500
	7/01/31 – BHAC Insured (IF)
55,855	Total Nevada			47,303,139
	New Hampshire – 1.2% (0.8% of Total Investments)
	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,
	Countryside LP, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	3,784,712
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,046,536
10,670	Total New Hampshire			10,831,248
	New Jersey – 7.5% (5.0% of Total Investments)
2,110	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	2,154,648
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AAA	5,195,250
	5.500%, 12/15/18 – AGM Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	10,632,320
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
35,000	0.000%, 12/15/29 – AGM Insured	No Opt. Call	AAA	11,707,150
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	2,845,200
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – AGM Insured (UB)	7/13 at 100.00	AAA	10,522,400
10,055	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	10,897,710
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	5,271,159
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	N/R (4)	3,248,942
3,335	5.500%, 9/01/22 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	N/R (4)	3,439,752
91,850	Total New Jersey			65,914,531
	New York – 5.4% (3.6% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,742,000
	Health, Series 2004, 5.050%, 2/15/25
1,910	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/10 at 100.00	N/R	1,925,013
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	2/10 at 100.00	N/R	1,535,310
	1997, 5.450%, 8/01/35 – AMBAC Insured
1,500	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	Baa2	1,502,175
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	13,870,556
	5.500%, 11/15/26 – AGM Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	13,351,800
	4.500%, 11/15/32 – AGM Insured (UB)
6,300	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 6.250%, 5/15/26 –	5/10 at 101.00	AAA	6,467,391
	AGM Insured
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	3/10 at 101.00	A	2,988,510
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured
	(Alternative Minimum Tax)
46,530	Total New York			47,382,755
	North Carolina – 1.7% (1.1% of Total Investments)
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	5,689,978
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,504,935
	Health System, Series 2009A, 5.000%, 6/01/42
5,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	5,535,805
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/39
13,900	Total North Carolina			14,730,718
	Ohio – 5.9% (3.9% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	10,084,600
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,705	5.125%, 6/01/24	6/17 at 100.00	BBB	5,301,542
5,640	5.875%, 6/01/30	6/17 at 100.00	BBB	4,869,181
4,875	5.750%, 6/01/34	6/17 at 100.00	BBB	4,053,709
3,045	6.000%, 6/01/42	6/17 at 100.00	BBB	2,427,748
14,830	5.875%, 6/01/47	6/17 at 100.00	BBB	11,378,466
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	3,413,935
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,720	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	7/10 at 101.00	AAA	6,727,526
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,697,158
	5.000%, 5/01/30
59,615	Total Ohio			51,953,865
	Oregon – 1.0% (0.7% of Total Investments)
9,150	Port of St. Helens, Oregon, Pollution Control Revenue Bonds, Portland General Electric	No Opt. Call	BBB	9,244,337
	Company, Series 1985B, 4.800%, 6/01/10
	Pennsylvania – 3.3% (2.2% of Total Investments)
1,250	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	No Opt. Call	Aa3	1,271,313
	Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AAA	1,843,094
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AAA	1,741,438
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AAA	1,649,324
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AAA	1,482,314
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AAA	1,902,804
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AAA	1,168,580
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AAA	1,222,500
1,035	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,035,124
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
11,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Catholic Health East, Series 1998A,	5/10 at 101.00	A1	11,036,740
	4.875%, 11/15/18 – AMBAC Insured
2,800	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	7/10 at 100.00	CC	1,551,088
	Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)
100	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	7/10 at 100.00	N/R	29,500
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,641,800
	6/01/33 – AGM Insured
43,670	Total Pennsylvania			29,575,619
	Puerto Rico – 1.7% (1.1% of Total Investments)
1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,292,275
	7/01/21 (Pre-refunded 7/01/10) – MBIA Insured
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	7,502,906
	2010A, 0.000%, 8/01/33 (WI/DD, Settling 2/09/10)
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,486,000
	8/01/47 – AMBAC Insured
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	8/17 at 100.00	AA–	3,541,350
	Trust 3101, 18.104%, 8/01/57 (IF)
43,125	Total Puerto Rico			14,822,531
	Rhode Island – 0.7% (0.5% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%,	7/12 at 100.00	A	2,038,700
	7/15/23 – NPFG Insured
	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve
	Regina University, Series 2002:
1,260	5.250%, 3/15/17 – RAAI Insured	3/12 at 101.00	N/R	1,287,014
1,080	5.250%, 3/15/18 – RAAI Insured	3/12 at 101.00	N/R	1,095,120
1,600	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,528,368
	Series 2002A, 6.125%, 6/01/32
5,940	Total Rhode Island			5,949,202
	South Carolina – 3.3% (2.2% of Total Investments)
2,625	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A	2,719,211
	Series 2004A, 5.250%, 2/15/25 – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	8,099,708
14,700	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	4,152,897
13,790	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	14,381,453
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
58,070	Total South Carolina			29,353,269
	Tennessee – 1.4% (0.9% of Total Investments)
2,860	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	A (4)	2,884,453
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
600	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A2	606,576
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,758,520
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,825,540
	Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32
11,460	Total Tennessee			12,075,089
	Texas – 6.4% (4.3% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	A	4,985,400
	5.000%, 5/01/35 – NPFG Insured
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	A	3,504,600
13,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	A	11,191,570
4,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	4,103,120
	5.000%, 2/15/27 – AMBAC Insured (UB)
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	2,704,426
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	1,704,144
	5.500%, 7/01/39
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	6,278,071
	Bonds, Series 2006, 0.000%, 8/15/40
19,300	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 24.20	AAA	3,117,529
	Bonds, Series 2008, 0.000%, 8/15/41
	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax
	School Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	4/10 at 56.93	AAA	2,778,154
3,705	0.000%, 8/15/22	4/10 at 50.72	AAA	1,855,205
3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 (Pre-refunded	3/12 at 100.00	Aaa	3,793,931
	3/01/12) – FGIC Insured
6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,283,860
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,280,880
	1999, 5.000%, 3/01/22 – AGM Insured
106,755	Total Texas			56,580,890
	Utah – 3.2% (2.1% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,008,970
	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997:
12,885	5.250%, 8/15/21 – MBIA Insured (ETM)	2/10 at 100.00	A (4)	12,937,055
3,900	5.250%, 8/15/26 – NPFG Insured (ETM)	2/10 at 100.00	A (4)	3,915,756
1,805	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA–	1,805,433
	(Alternative Minimum Tax)
500	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	7/10 at 100.00	AA–	509,920
	(Alternative Minimum Tax)
510	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/10 at 100.00	AA	514,973
	1/01/27 (Alternative Minimum Tax)
680	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	7/10 at 100.00	AA–	693,280
	1/01/15 (Alternative Minimum Tax)
715	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	721,078
	(Alternative Minimum Tax)
520	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aaa	540,010
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	N/R (4)	3,342,480
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured
27,515	Total Utah			27,988,955
	Virgin Islands – 0.8% (0.5% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	4,309,242
	10/01/33 – RAAI Insured
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	2,520,775
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
7,200	Total Virgin Islands			6,830,017
	Virginia – 0.8% (0.6% of Total Investments)
10,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	7,392,000
	Series 2009C., 0.000%, 10/01/41 – AGC Insured
	Washington – 5.0% (3.3% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA2	5,213,211
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,
	Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A	481,205
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A	3,148,081
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,616,600
	2003A, 5.500%, 7/01/16 (UB)
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	7/19 at 100.00	A	2,047,560
	Center, Series 2009A, 6.000%, 1/01/33
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	9,705,700
	Services, Series 2006, 4.625%, 10/01/34 – FGIC Insured (UB)
5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	7/10 at 100.50	N/R	5,001,050
	Center, Series 1999, 6.000%, 7/01/29 – RAAI Insured
12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	AA+ (4)	12,547,200
	(Pre-refunded 1/01/11)
49,800	Total Washington			43,760,607
	West Virginia – 0.6% (0.4% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,051,250
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 2.2% (1.5% of Total Investments)
11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	BBB+	11,650,910
	Series 1999, 6.250%, 2/15/29 – RAAI Insured
8,875	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	8,214,966
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax) (UB)
20,495	Total Wisconsin			19,865,876
$ 1,632,330	Total Investments (cost $1,290,081,445) – 150.3%			1,326,157,921
	Floating Rate Obligations – (4.9)%			(42,945,000)
	Other Assets Less Liabilities – 2.2%			18,990,933
	Auction Rate Preferred Shares, at Liquidation Value – (47.6)% (5)			(419,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 882,303,854

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,326,157,921	$ —	$1,326,157,921

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was 1,252,678,942.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 71,782,605
Depreciation	(41,242,997)
Net unrealized appreciation (depreciation) of investments	$ 30,539,608

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010